COMMITMENTS AND CONTINGENCIES (Details) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 10, 2023	Mar. 28, 2023	Jan. 05, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies
Additional import tax charges					$ 338,701	$ 954,616	$ 793,941
Payment of fine						78,991	$ 394,029
Fine paid						437,731
Charges on penalty						3,342,549
Payment on additional fine						$ 3,342,549
Probability of import tax fine				$ 1,053,213
Subsequent Event
Commitments And Contingencies
Payment of fine	$ 1,053,213
Charges on penalty			$ 3,342,549
Payment on additional fine		$ 3,342,549